Preparation of financial statements (Details) € / shares in Units, $ / shares in Units, € in Thousands, $ in Thousands				1 Months Ended						2 Months Ended		3 Months Ended		12 Months Ended
	Oct. 31, 2022 EUR (€)	Oct. 13, 2022 EUR (€)	Oct. 13, 2022 USD ($) $ / shares	Jan. 31, 2023 EUR (€)	Jan. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€) € / shares shares	Dec. 31, 2022 USD ($) shares	Oct. 31, 2022 EUR (€)	Aug. 31, 2022 EUR (€)	Jan. 31, 2023 EUR (€)	Jan. 31, 2023 USD ($)	Sep. 30, 2022 EUR (€)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 EUR (€) € / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 EUR (€)	Jan. 31, 2023 USD ($)	Dec. 31, 2022 $ / shares	Oct. 13, 2022 € / shares
Financial liabilities
Net loss														€ (11,409)		€ (10,586)		€ (15,481)
Negative cash flows from operating activities														(9,184)		€ (6,537)		(6,598)
Increase in shares issued (in shares) | shares																2,190,711	2,190,711
Proceeds from issuance of shares		€ 4,600	$ 4,400											5,429		€ 26,600	$ 32,000
Offering price (in currency per share) | (per share)			$ 3.44																		€ 3.60
Proceeds from sale of property	€ 26,500
Repayments of borrowings														19,667		1,004		863
Write down of derivative financial instrument														2,827				808
Income from revaluation of derivative financial instruments														516		752		€ 93
Face value						€ 525								525		21,244
Current financial liabilities						1,161								1,161		14,882
European Investment Bank
Financial liabilities
Repayments of borrowings	€ 22,000							€ 22,000
Write down of derivative financial instrument														2,827
Income from revaluation of derivative financial instruments														516
Current financial liabilities						€ 14,600								14,600
EIB-Tranche A
Financial liabilities
Write down of derivative financial instrument								2,800				€ 4,700	$ 4,664	2,827
Income from revaluation of derivative financial instruments																460
EIB-Tranche B1
Financial liabilities
Write down of derivative financial instrument												€ 900	$ 907
Income from revaluation of derivative financial instruments								500						€ 516		€ 292
Sparkasse Schwaben-Bodensee
Financial liabilities
Repayments of borrowings								€ 3,100	€ 800
Anzu Note, due January 2028
Financial liabilities
Face value				€ 3,000						€ 3,000									$ 3,200
Nominal interest rate				3.00%						3.00%									3.00%
Anzu
Financial liabilities
Increase in shares issued (in shares) | shares						828,943	828,943							828,943	828,943
Proceeds from issuance of shares						€ 800	$ 900			€ 1,700	$ 1,800			€ 1,700	$ 1,800
Offering price (in currency per share) | (per share)						€ 2.04								€ 2.04						$ 2.16
Anzu | Share transaction
Financial liabilities
Proceeds from issuance of shares				€ 900	$ 900